SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Continuing Operations:
Property and equipment accrued but unpaid	$ 84,847	$ 83,722	$ 155,653
Distributions declared but not paid			79,617
Notes payable to vendor	25,879	0	12,449
Deferred financing costs accrued but unpaid			2,570
Supplemental Data:
Cash interest paid	1,481,363	931,345	1,092,114
Income taxes paid, net	$ 26,396	$ 5,342	$ 1,538